As filed with the Securities and Exchange Commission on January 19, 2017
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
Pre-Effective Amendment No.                                                     | |

Post Effective Amendment No. 517                                           |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               |X|

Amendment No. 520            |X|

(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
____X____ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Dow Jones Industrial Average Dividend ETF
Guggenheim Insider Sentiment ETF
Guggenheim Large Cap Optimized Diversification ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim S&P Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 19th day of January, 2017.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
      -------------------------------------
      Donald C. Cacciapaglia
      President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*	Trustee	January 19, 2017
Randall C. Barnes

*	Trustee	January 19, 2017
Donald A. Chubb, Jr.

*	Trustee	January 19, 2017
Jerry B. Farley

*	Trustee	January 19, 2017
Roman Friedrich III

*	Trustee	January 19, 2017
Robert B. Karn III

*	Trustee	January 19, 2017
Ronald A. Nyberg

*	Trustee	January 19, 2017
Maynard F. Oliverius

*	Trustee	January 19, 2017
Ronald E. Toupin, Jr.

/s/ Donald C. Cacciapaglia	Trustee, President and	January 19, 2017
Donald C. Cacciapaglia	Chief Executive Officer

/s/ John L. Sullivan	Treasurer, Chief	January 19, 2017
John L. Sullivan	Financial Officer and
Chief Accounting Officer
*/s/ Mark E. Mathiasen		January 19, 2017
Mark E. Mathiasen
Attorney-In-Fact, pursuant to power of attorney

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase